Condensed Consolidated Statements of Changes In Net Parent Equity - USD ($)	Total	ZANITE ACQUISITION CORP [Member]	Common Class A [Member] ZANITE ACQUISITION CORP [Member]	Common Class B [Member] ZANITE ACQUISITION CORP [Member]	Common Stock [Member] Common Class A [Member] ZANITE ACQUISITION CORP [Member]	Common Stock [Member] Common Class B [Member] ZANITE ACQUISITION CORP [Member]	Additional Paid-in Capital [Member] ZANITE ACQUISITION CORP [Member]	Accumulated Deficit [Member] ZANITE ACQUISITION CORP [Member]	Net Parent Investment [Member]	Accumulated other comprehensive income (loss)
Beginning balance at Dec. 31, 2018	$ (321,207)								$ (321,207)	$ 0
Net income (loss)	(7,685,519)								(7,685,519)	0
Other comprehensive loss	(574)								0	(574)
Net transfer from Parent	7,528,095								7,528,095	0
Ending balance at Dec. 31, 2019	(479,205)								(478,631)	(574)
Net income (loss)	(9,625,942)								(9,625,942)	0
Other comprehensive loss	46,012								0	46,012
Net transfer from Parent	9,045,282								9,045,282	0
Ending balance at Dec. 31, 2020	(1,013,853)	$ (46,176,459)			$ 0	$ 575	$ 0	$ (46,177,034)	(1,059,291)	45,438
Ending balance (Shares) at Dec. 31, 2020					0	5,750,000
Beginning balance at Aug. 06, 2020		0			$ 0	$ 0	0	0
Beginning balance (Shares) at Aug. 06, 2020					0	0
Issuance of Class B common stock to Sponsor		25,000				$ 575	24,425
Issuance of Class B common stock to Sponsor (Shares)						5,750,000
Immediate remeasurement of the Class A common stock to the redemption amount		(29,538,792)					(24,425)	(29,514,367)
Net income (loss)		(16,662,667)	$ (10,335,410)	$ (6,327,257)				(16,662,667)
Ending balance at Dec. 31, 2020	(1,013,853)	(46,176,459)			$ 0	$ 575	0	(46,177,034)	(1,059,291)	45,438
Ending balance (Shares) at Dec. 31, 2020					0	5,750,000
Net income (loss)	(2,217,120)	11,747,078	9,397,662	2,349,416				11,747,078	(2,217,120)	0
Other comprehensive loss	(51,106)								0	(51,106)
Net transfer from Parent	3,004,907								3,004,907	0
Ending balance at Mar. 31, 2021	(277,172)	(34,429,381)			$ 0	$ 575	0	(34,429,956)	(271,504)	(5,668)
Ending balance (Shares) at Mar. 31, 2021					0	5,750,000
Beginning balance at Dec. 31, 2020	(1,013,853)	(46,176,459)			$ 0	$ 575	0	(46,177,034)	(1,059,291)	45,438
Beginning balance (Shares) at Dec. 31, 2020					0	5,750,000
Immediate remeasurement of the Class A common stock to the redemption amount			34,138,792
Cash paid in excess of fair value of Private Placement Warrants		483,000						483,000
Accretion of Class A common stock subject to redemption		(4,600,000)						(4,600,000)
Net income (loss)	(15,866,786)	14,521,803	11,617,442	2,904,361				14,521,803	(15,866,786)	0
Other comprehensive loss	(77,664)								0	(77,664)
Net transfer from Parent	30,046,775								30,046,775	0
Ending balance at Dec. 31, 2021	13,088,472	(35,771,656)			$ 0	$ 575	0	(35,772,231)	13,120,698	(32,226)
Ending balance (Shares) at Dec. 31, 2021					0	5,750,000
Legal entity change separation-related adjustments	(675,620)								(707,846)	32,226
Ending balance at Jan. 01, 2022	12,412,852								12,412,852	0
Beginning balance at Dec. 31, 2021	13,088,472	(35,771,656)			$ 0	$ 575	0	(35,772,231)	13,120,698	(32,226)
Beginning balance (Shares) at Dec. 31, 2021					0	5,750,000
Immediate remeasurement of the Class A common stock to the redemption amount			34,138,792
Net income (loss)	(9,500,741)	5,396,780	$ 4,317,424	$ 1,079,356				5,396,780	(9,500,741)	0
Net transfer from Parent	732,776								732,776	0
Ending balance at Mar. 31, 2022	$ 3,644,887	$ (30,374,876)			$ 0	$ 575	$ 0	$ (30,375,451)	$ 3,644,887	$ 0
Ending balance (Shares) at Mar. 31, 2022					0	5,750,000